UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Wharton Business Group, LLC
      740 Springdale Drive, Suite 208
      Exton, PA 19341



Form 13F File Number:  28- 14403

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   B.J. Webster
Title:  Chief Compliance Officer
Phone:  610-594-7205

Signature, Place, and Date of Signing:


   B.J. Webster 	    Exton, PA                   11/04/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              107
                                                  -----------------------

Form 13F Information Table Value Total:              689478 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8

                                  TITLE OF                   VALUE     SHRS OR SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS       CUSIP       (X$1000)    PRN AMT PRN CALL  DISCRETION    MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                 COM        002824100       9725  190155SH                 SOLE                         190155
ABERDEEN ASIA PACIFIC INC FD        COM        003009107      12822 1860956SH                 SOLE                        1860956
AGCO CORP                           COM        001084102        347   10031SH                 SOLE                          10031
AGRIUM INC                          COM        008916108       7659  114895SH                 SOLE                         114895
APACHE CORP                         COM        037411105      15323  190966SH                 SOLE                         190966
APPLE COMPUTER                      COM        037833100       1247    3271SH                 SOLE                           3271
ARCH COAL INC                       COM        039380100        472   32389SH                 SOLE                          32389
BHP BILLITON LTD SPONS ADR          SPON ADR   088606108       4740   71346SH                 SOLE                          71346
BIOTECH HLDRS TR DPTY RCPTS         DPTY RPTS  09067D201        263    2700SH                 SOLE                           2700
BLACKROCK INC                       COM        09247X101        251    1693SH                 SOLE                           1693
BUNGE LIMITED F                     COM        G16962105       5538   95016SH                 SOLE                          95016
CANADIAN NATURAL RES LTD            COM        136385101       7372  251872SH                 SOLE                         251872
CATERPILLAR INC                     COM        149123101      12767  172903SH                 SOLE                         172903
CHESAPEAKE ENERGY CORP              COM        165167107       2140   83739SH                 SOLE                          83739
CHEVRONTEXACO CORP                  COM        166764100      13743  148424SH                 SOLE                         148424
CISCO SYS INC                       COM        17275R102        958   61831SH                 SOLE                          61831
CLIFFS NATURAL RESOURCES            COM        18683K101       9817  191841SH                 SOLE                         191841
CONOCOPHILLIPS                      COM        20825C104      12668  200066SH                 SOLE                         200066
CUMMINS INC                         COM        231021106      18408  225417SH                 SOLE                         225417
CURRENCYSHARES AUSTRALN DLR         ASTRLN DOL 23129U101      18134  186779SH                 SOLE                         186779
CURRENCYSHARESCDN DLR TR CDN        CDN DOL    23129X105       1257   13247SH                 SOLE                          13247
DEERE & COMPANY                     COM        244199105      10042  155518SH                 SOLE                         155518
DEUTSCHE BK AG LONDON BRH DB AGR    AG DL ETN  25154H558        124   10735SH                 SOLE                          10735
DEVON ENERGY CORP                   CL A       25179M103       7151  128991SH                 SOLE                         128991
DU PONT E I DE NEMOURS & CO         COM        263534109        521   13027SH                 SOLE                          13027
EQUITY RESIDENTIAL                  SH BEN INT 29476L107       3152   60760SH                 SOLE                          60760
EXELON CORP                         COM        30161N101        520   12210SH                 SOLE                          12210
EXXON MOBIL CORP                    COM        30231G102        774   10656SH                 SOLE                          10656
FOREST LABORATORIES INC             COM        345838106        605   19652SH                 SOLE                          19652
FREEPORT MCMORAN COPPER             COM        35671D857      13158  432102SH                 SOLE                         432102
GENERAL ELECTRIC CO                 COM        369604103        201   13193SH                 SOLE                          13193
GENUINE PARTS CO                    COM        372460105       2267   44283SH                 SOLE                          44283
GOLDMAN SACHS GROUP INC             COM        38141G104       1143   12086SH                 SOLE                          12086
GOOGLE INC                          COM        38259P508        674    1309SH                 SOLE                           1309
HEALTH CARE REIT INC                COM        42217K106       3068   65555SH                 SOLE                          65555
HOME PROPERTIES INC                 COM        437306103       3302   58170SH                 SOLE                          58170
INNOVATIVE SOLUTIONS & SUPPORT      COM        45769N105         94   19395SH                 SOLE                          19395
INTEL                               COM        458140100       7355  344727SH                 SOLE                         344727
INTERCONTINENTAL EXCH INTL          COM        45865V100       1594   13476SH                 SOLE                          13476
INTL BUSINESS MACHINES              COM        459200101      22734  130003SH                 SOLE                         130003
ISHARES INC MSCI HONG KONG IDX FD   MSCI HK    464286871      10769  751515SH                 SOLE                         751515
ISHARES INC MSCI PACIFIC EX JAPAN   MSCI PAC J 464286665      18504  503241SH                 SOLE                         503241
ISHARES INC MSCI SOUTH KOREA IDX FD MSCI S KOR 464286772      34020  730515SH                 SOLE                         730515
ISHARES MSCI BRIC INDEX FUND        MSCI BRIC  464286657       1464   43230SH                 SOLE                          43230
ISHARES MSCI CANADA INDEX           MSCI COA   464286509        612   23995SH                 SOLE                          23995
ISHARES MSCI EAFE GROWTH INDEX      GRW IDX    464288885       1038   20829SH                 SOLE                          20829
ISHARES MSCI SINGAPORE IDX FD       MSCI SGPOR 464286673      25865 2351328SH                 SOLE                        2351328
ISHARES MSCI TAIWAN                 MSCI TWN   464286731      18519 1568087SH                 SOLE                        1568087
ISHARES S&P LATIN AMER 40 IDX       S7P LTN AM 464287390      16212  416970SH                 SOLE                         416970
ISHARES TR DOW JONES US MED DEV IDX DJ MED D   464288810       1097   19435SH                 SOLE                          19435
ISHARES TR LRGE GRW IDX ETF         LG GRW IDX 464287119        364    6045SH                 SOLE                           6045
ISHARES TR S&P 100 IDX FD           S&P100 IDX 464287101      20018  389237SH                 SOLE                         389237
JOHNSON & JOHNSON                   COM        478160104        986   15487SH                 SOLE                          15487
JOY GLOBAL INC                      COM        481165108      13812  221421SH                 SOLE                         221421
JP MORGAN CHASE & CO                COM        46625H100       2065   68551SH                 SOLE                          68551
KIMBERLY CLARK CORP                 COM        494368103       2363   32991SH                 SOLE                          32991
LORILLARD INC                       COM        544147101        239    2163SH                 SOLE                           2163
MARATHON OIL CORP                   COM        565849106        500   23155SH                 SOLE                          23155
MARATHON PETE CORP                  COM        56585A102        313   11577SH                 SOLE                          11577
MARKET VECTORS ETF TR COAL ETF      COAL ETF   57060U837       1731   57015SH                 SOLE                          57015
MARKET VECTORS ET TR INDONESIA ETF  INDNSA ETF 57060U753      15435  610096SH                 SOLE                         610096
MARKET VECTORS ETF TRUST AGRIBUS    AGRBUS ETF 57060U605      21635  500455SH                 SOLE                         500455
MARKET VECTORS GOLD MINE            COM        57060U100       2208   40000SH                 SOLE                          40000
MEADWESTVACO CORP                   COM        583334107       1749   71231SH                 SOLE                          71231
MERCK & CO INC                      COM        58933Y105       1205   36848SH                 SOLE                          36848
MICROSOFT                           COM        594918104      10106  406043SH                 SOLE                         406043
MID PENN BANCORP INCCOM             COM        59540G107        162   18674SH                 SOLE                          18674
MORGAN STANLEY                      COM        617446448       1641  121448SH                 SOLE                         121448
MOSAIC CO                           COM        61945C103       9432  192615SH                 SOLE                         192615
MYLAN LABS INC                      COM        628530107       4591  270204SH                 SOLE                         270204
NATIONAL OILWELL VARCO              COM        637071101       5304  103559SH                 SOLE                         103559
OIL SVC HOLDRS TR OIL SVC HOLDERS   DPTY RPT   678002106       2052   19900SH                 SOLE                          19900
ORACLE CORPORATION                  COM        68389X105      15964  555450SH                 SOLE                         555450
PEABODY ENERGY CORP                 COM        704549104      17429  514444SH                 SOLE                         514444
PETROLEO BRASILEIRO SA PETROBRAS    SPON ADR   71654V408       2907  129497SH                 SOLE                         129497
PHILIP MORRIS INTL INC              COM        718172109       5894   94485SH                 SOLE                          94485
POTASH CORP SASK INC                COM        73755L107       9578  221600SH                 SOLE                         221600
POWERSH ETF TR II S&P SMCAP ENERGY  S&P SMCP   73937B704       9473  351768SH                 SOLE                         351768
POWERSH XTR FD TR DYN NETWK PORT    DYN NETWK  73935X815       9283  446285SH                 SOLE                         446285
POWERSH XTR FD TR DYNLRGECAP VAL PT DYNM LRG C 73935X708       9226  538262SH                 SOLE                         538262
POWERSH FINANCIAL PREF ETF          FNL PFD PT 73935X229        261   16131SH                 SOLE                          16131
PPL CORP                            COM        69351T106        216    7479SH                 SOLE                           7479
PROSHARES ULTRA S&P 500             S&P 500    74347R107        441   11620SH                 SOLE                          11620
RAYTHEON CO COM NEW                 COM NEW    755111507        385    9411SH                 SOLE                           9411
RIO TINTO PLC                       SPON ADR   767204100        352    7979SH                 SOLE                           7979
SECTOR SPDR TECH SEL SH BENFCL INT  SBI INT TC 81369Y803      13969  591914SH                 SOLE                         591914
SEMICONDUCTOR HOLDRSTR DEP RCPT     SPON ADR   81663N206       1428   50200SH                 SOLE                          50200
SPDR SERIES TRUST KBW BK ETF        SPDR KBW   78464A797      36165 2061884SH                 SOLE                        2061884
STATOIL ASA SPONSORED ADR CMN       SPON ADR   85771P102       3761  174508SH                 SOLE                         174508
STILLWATER MINING CORP              COM        86074Q102       2894  340524SH                 SOLE                         340524
STRYKER CORP                        COM        863667101       1114   23640SH                 SOLE                          23640
SUNCOR ENERGY INC NEW F             COM        867224107        768   30186SH                 SOLE                          30186
SUSQUEHANNA BANCSHARES INC PA       COM        869099101        541   98891SH                 SOLE                          98891
SYSCO CORP                          COM        871829107        221    8545SH                 SOLE                           8545
TERRA NITROGEN CO DEP RCPT EVIDENC  COM        881005201       1325    9172SH                 SOLE                           9172
TEVA PHARMACEUTICAL INDS LTD ADR    ADR        881624209        579   15559SH                 SOLE                          15559
TRANSOCEAN INC NEW F                REG SHS    H8817H100       3491   73123SH                 SOLE                          73123
VANGUARD HEALTH CARE                HLTH ETF   92204A504       2204   38882SH                 SOLE                          38882
WASTE MANAGEMENT INC                COM        94106L109       2222   68244SH                 SOLE                          68244
WATSON PHARMACEUTICALS INC          COM        942683103       6997  102522SH                 SOLE                         102522
WISDOMTREE DREYFUS CHIN YUAN FD     CH YUANETF 97717W182       1591   62930SH                 SOLE                          62930
WISDOMTREE EMRGG MKT EQ INC ETF     EMG MKTETF 97717W315      11997  253361SH                 SOLE                         253361
WISDOMTREE EMERG MKT SMCAP DVD ETF  SMCAP DIV  97717W604       7036  182000SH                 SOLE                         182000
WISDOMTREE TR BRAZILIAN REAL FD     BRAZ RLETF 97717W240       4462  182725SH                 SOLE                         182725
WISDOMTREE TR INDIA EARNINGS FD     INDIA ERNG 97717W422      23821 1312444SH                 SOLE                        1312444
WISDOMTREE TR INTL ENERGY SEC       INTL ENGY  97717W711        483   22990SH                 SOLE                          22990
ZIMMER HLDGS INC                    COM        98956P102        862   16122SH                 SOLE                          16122

TOTAL                                                       $689478 (x1000)
